UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

431 N. Pennsylvania Street
Indianapolis, IN	46204
(Address of principal executive offices)	(Zip code)

J. Michael Landis

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	09/30

Date of reporting period:	3/31/2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Iron Market Opportunity Fund

Iron Strategic Income Fund

Semi-Annual Report

March 31, 2007

(Unaudited)

Funds’ Advisor:

Iron Financial Management, Inc.

Two Northfield Plaza

Suite 250

Northfield, IL 60093

Toll Free: (877) 322-0575

Performance Results

(a) The Merrill Lynch 1-3 US Corporate & Government Index has replaced the Merrill Lynch 1-3 US Treasury/ Agency Bond Index as the Opportunity Fund’s benchmark because the Fund’s adviser believes that the Merrill Lynch 1-3 US Corporate & Government Index’s broader composition more accurately reflects the composition of the Fund’s portfolio.

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUNDS’ RETURNS REPRESENT PAST PERFORMANCE AND DO NOT PREDICT FUTURE RESULTS. The returns shown are net of all recurring expenses. Current performance of the Funds may be lower or higher than the performance quoted. The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-877-322-0575.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Merrill Lynch 1-3 year US Treasury/Agency Bond Index, the Merrill Lynch 1-3 year US Corporate & Government Bond Index, the Merrill Lynch High Yield Master II Index and the Lehman Brothers Aggregate Bond Index are unmanaged indices that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Indices are widely recognized unmanaged indices of U.S. Corporate, Government & Treasury Securities. Individuals cannot invest directly in the Indices; however, an individual can invest in ETF’s or other investment vehicles that attempt to track the performance of a benchmark index.

The Funds are distributed by Unified Financial Securities, Inc., member NASD.

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund, the Merrill Lynch 1-3 Year US Treasury/Agency Bond Index and the Merrill Lynch 1-3 Year US Corporate & Government Bond Index on October 11, 2001 (inception of the Fund) and held through March 31, 2007. The Merrill Lynch 1-3 Year US Treasury/Agency Bond Index is a widely recognized unmanaged index of U.S. Treasury Securities. The Merrill Lynch 1-3 Year US Corporate & Government Bond Index is a widely recognized unmanaged index of U.S. corporate & government bonds. Individuals cannot invest directly in the indices; however, an individual can invest in ETF’s or other investment vehicles that attempt to tract the performance of a benchmark index. The Index returns do not reflect expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the securities in the indices plus the reinvestment of distributions and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. Investment returns and principal values will fluctuate so that our shares, when redeemed, may be worth more or less than their original purchase price. Current performance may be lower or higher than the performance data quoted. For more information on the Iron Market Opportunity Fund, and to obtain performance data current to the most recent month end, please call 1-877-322-0575. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund, the Merrill Lynch High Yield Master II Index and the Lehman Brothers Aggregate Bond Index on October 11, 2006 (inception of the Fund) and held through March 31, 2007. The Merrill Lynch High Yield Master II Index is a widely recognized unmanaged index of high yield bonds. The Lehman Brothers Aggregate Bond Index is a widely recognized unmanaged index of U.S. corporate & government bonds. Individuals cannot invest directly in the indices; however, an individual can invest in ETF’s or other investment vehicles that attempt to tract the performance of a benchmark index. The Index returns do not reflect expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the securities in the indices plus the reinvestment of distributions and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. Investment returns and principal values will fluctuate so that our shares, when redeemed, may be worth more or less than their original purchase price. Current performance may be lower or higher than the performance data quoted. For more information on the Iron Strategic Income Fund, and to obtain performance data current to the most recent month end, please call 1-877-322-0575. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Fund Holdings – (unaudited)

[1] As a percent of net assets.

The Opportunity Fund invests primarily in a broad range of fixed income securities (including investments, which may be extensive, in other investment companies (including mutual funds, exchange traded funds and closed-end funds) that invest primarily in fixed income securities). Fixed income securities include variable and floating rate securities, including corporate bonds, notes, high yield bonds, preferred securities, municipal securities, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“government securities”), mortgage-backed securities, foreign government securities, money market instruments, commercial paper, repurchase agreements and derivatives.

[1] As a percent of net assets.

The Income Fund seeks to attain its investment objective through strategic allocation and re-allocation of the Fund’s assets among high yield fixed income securities, cash and fixed income derivatives. Fixed income securities in which the Income Fund may invest include bonds, notes, mortgage-backed securities, corporate debt, restricted securities, government securities, municipal securities, structured products, short term obligations, such as commercial paper and repurchase agreements, and high yield bonds (commonly known as “junk bonds”). Structured products include, among others, collateralized debt obligations, collateralized loan obligations and investment trusts that hold corporate bonds or credit default swaps selected by the trust’s sponsor. The Fund may obtain exposure to the fixed income market by investing in derivatives including, but not limited to, credit default swaps, futures contracts and options on futures contracts.

Availability of Portfolio Schedules

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

About Your Funds’ Expenses – (unaudited)

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2006 and held for the six month period to March 31, 2007.

Summary of Funds’ Expenses – (unaudited)

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

Iron Market Opportunity Fund	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 – March 31, 2007
Actual	$1,000.00	$1,023.14	$4.09
Hypothetical**	$1,000.00	$1,020.89	$4.08

* Expenses are equal to the Fund’s annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Iron Strategic Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual*	$1,000.00	$1,041.74	$6.37
Hypothetical**	$1,000.00	$1,018.33	$6.66

* Expenses are equal to the Fund’s annualized expense ratio of 1.32%, multiplied by the average account value over the period, multiplied by 172/365 (to reflect the period October 11, 2006 (commencement of operations) through March 31, 2007).

** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from October 1, 2006 to March 31, 2007. Accordingly, expenses are equal to the Fund’s annualized expense ratio of 1.32%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).

Iron Market Opportunity Fund
Schedule of Investments
March 31, 2007
(Unaudited)
	Principal
Corporate Bonds - 50.83%	Amount	Value

American Airlines Inc., 5.970%, 9/23/2007 (a) (b)	$ 1,180,418	$ 1,182,042
American Express Travel, 5.520%, 06/01/2011 (a)	1,000,000	1,002,228
Barton Springs, 6.650%, 12/20/2010 (a) (c)	1,000,000	966,300
Bear Stearns Co. Inc., 5.570%, 8/15/2011 (a)	2,000,000	1,999,104
Bear Stearns Co. Inc., 5.750%, 11/21/2016 (a)	1,000,000	996,615
Berkshire Hathaway, 5.420%, 05/16/2008 (a)	500,000	500,668
CIT Group Holdings, Inc., 5.750%, 12/21/2012 (a)	1,000,000	1,003,909
CIT Group Inc., 5.640%, 07/28/2011 (a)	2,000,000	2,003,800
Countrywide Financial Corp., 5.620%, 12/19/2008 (a)	2,000,000	2,001,962
Credit Suisse FB USA, Inc., 5.560%, 8/15/2010	1,000,000	1,005,147
Crown, Cork & Seal, 5.950%, 12/20/2012 (a) (c)	1,000,000	1,008,500
Crown, Cork & Seal, 5.950%, 12/20/2012 (a) (c)	1,000,000	1,005,000
General Electric Capital Corp., 5.490%, 11/01/2012 (a)	1,000,000	1,001,049
General Electric Capital Corp., 5.510%, 02/02/2009 (a)	1,000,000	1,005,171
General Electric Capital Corp., 5.650%, 6/09/2014 (a)	2,000,000	2,005,086
Goldman Sachs Group, Inc., 5.860%, 01/12/2015 (a)	2,000,000	2,016,542
Goldman Sachs Group, Inc., 5.950%, 09/29/2014 (a)	1,000,000	1,016,975
HSBC Finance Corp., 5.60563%, 01/15/2014 (a)	2,000,000	1,996,406
International Lease Finance Corp., 5.710%, 07/13/2012 (a)	1,000,000	1,008,568
I-Preferred Term Securities IV, 7.100%, 06/24/2034 (a) (c)	3,000,000	3,018,750
I-Preferred Term Securities IV, 7.4475%, 12/11/2032 (a) (c)	500,000	503,625
Merrill Lynch & Co., 5.560%, 11/01/2011	2,000,000	2,002,570
Morgan Stanley, 4.800%, 03/01/2011 (a)	1,000,000	980,476
Morgan Stanley, 5.610%, 01/09/2012 (a)	1,000,000	1,001,111
Morgan Stanley, 5.840%, 10/15/2015 (a)	1,000,000	1,006,217
Preferred Term Securities XVI, 6.90488%, 03/23/2035 (a) (b) (c)	1,000,000	1,020,250
Preferred Term Securities XVII, 5.850%, 06/23/2035 (a) (b) (c)	3,000,000	3,009,375
Preferred Term Securities XVII, 6.150%, 06/23/2035 (a) (b) (c)	2,000,000	2,006,250
Preferred Term Securities XVII, 6.750%, 06/23/2035 (a) (b) (c)	1,000,000	1,009,375
Royal Bank of Scotland Plc., 5.200%, 05/09/2008 (a) (c)	2,000,000	2,000,300
SLM Corp., 5.520%, 07/26/2010 (a)	1,000,000	999,900
Vodafone Group PLC., 5.410%, 06/29/2007 (a)	1,000,000	1,000,133
Washington Mutual, Inc., 5.650%, 03/22/2012 (a)	1,000,000	994,857
Washington Mutual, Inc., 5.650%, 03/22/2012 (a)	1,000,000	1,014,463
Washington Mutual, Inc., 5.780%, 05/20/2013 (a)	1,000,000	1,001,239

TOTAL CORPORATE BONDS (Cost $47,300,021)		47,293,963

Mortgage-Backed Bonds - 13.07%

FHLMC, Series #3197, 5.500%, 8/15/2013 (a)	1,696,044	1,699,261
First Horizon Mortgage Pass-Through Trust, 5.450%, 10/25/2026 (a)	933,151	932,973
First Horizon Mortgage Pass-Through Trust, 5.590%, 02/25/2035 (a)	495,780	496,455
First Horizon Mortgage Pass-Through Trust, 5.610%, 10/25/2034 (a)	233,252	233,868
First Horizon Mortgage Pass-Through Trust, 5.970%, 02/25/2035 (a)	185,997	186,966
FNMA, 6.000%, 06/25/2017 (a)	3,907,023	3,979,826
FNMA, Pool #796884, 4.704%, 10/01/2034	138,737	139,633
FNMA, Pool #869822, 5.500%, 04/01/2036	3,866,935	3,827,813
GNMA, Pool #81224, 5.000%, 01/20/2035	535,644	535,010

GNMA, 5.720%, 08/20/2031 (a)	130,694	131,643

TOTAL MORTGAGE-BACKED BONDS (Cost $12,140,552)		12,163,448

*See accompanying notes which are an integral part of these financial statements.

Iron Market Opportunity Fund
Schedule of Investments - continued
March 31, 2007
(Unaudited)

Government Agency Bonds - 13.18%	Principal
	Amount	Value
Federal Home Loan Bank - 11.25%

FHLB, 4.500%, 01/25/2008 (a)	$ 2,000,000	$ 1,993,824
FHLB, 4.000%, 06/17/2008	1,000,000	988,628
FHLB, 4.300%, 08/18/2008	2,000,000	1,982,266
FHLB, 4.795%, 04/27/2007 (a)	2,500,000	2,499,915
FHLB, 5.000%, 03/28/2008	1,000,000	999,644
FHLB, 5.240%, 06/14/2007 (a)	2,000,000	2,000,288
		10,464,565

Federal National Mortgage Association - 1.93%

FNMA, 4.000%, 08/20/2008	422,000	416,725
FNMA, 4.040%, 03/16/2009	1,405,000	1,382,059
		1,798,784

TOTAL GOVERNMENT AGENCY BONDS (Cost $12,328,739)		12,263,349

Municipal Bonds - 0.03%

Jefferson Franklin College, 4.25%, 11/01/2009	25,000	24,718

TOTAL MUNICIPAL BONDS (Cost $25,000)		24,718

Mutual Funds, excluding Money Market Mutual Funds - 9.19%	Shares

Franklin Floating Rate Daily Access Fund	847,349	8,549,748

TOTAL MUTUAL FUNDS (Cost $8,581,174)		8,549,748

Preferred Stock - 1.08%

Woodbourne Pass Thru Trust, 6.42% (a) (c)	10	1,001,563

TOTAL PREFERRED STOCK (Cost $1,002,360)		1,001,563

Money Market Securities - 15.04%

Credit Suisse Institutional Money Market Fund, Inc. - Prime Portfolio, 5.300% (d)	13,995,315

TOTAL MONEY MARKET SECURITIES (Cost $13,995,315)	13,995,315

TOTAL INVESTMENTS (Cost $95,373,161) - 102.42%	$ 95,292,104

Liabilities in excess of cash and other assets - (2.42)%	(2,250,714)

TOTAL NET ASSETS - 100.00%	$ 93,041,390

(a) Variable rate security; the coupon rate shown represents that rate at March 31, 2007.
(b) Asset-backed security.
(c) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933. See Note 5 in the Notes to the Financial Statements.
(d) Variable rate security; the money market rate shown represents the rate at March 31, 2007.

*See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Schedule of Investments
March 31, 2007
(Unaudited)

Corporate Bonds - 0.06%	Shares	Value

BCP Crystal Holdings Corp., 9.625%, 06/15/2014	50,000	$ 57,046

TOTAL CORPORATE BONDS (Cost $50,743)		57,046

Mutual Funds - 68.57%

AIM High Yield Fund - Institutional Class	1,094,092	4,989,059
Columbia High Income Fund, Class Z	54,289	498,914
Credit Suisse Global High Yield Fund	96,061	992,315
Delaware High-Yield Opportunities Fund, Class I	882,053	3,942,776
Deleware Delchester Fund, Class I	1,791,098	6,179,289
Franklin High Income Fund - Adminstrative Class	2,325,581	5,000,000
Goldman Sachs High Yield Fund - Institutional Class	491,012	4,026,303
Northeast Investors Trust	1,763,555	14,055,531
PIMCO High Yield Fund - Institutional Class	1,157,946	11,509,979
Principal High Yield Fund, Class A	1,343,829	11,879,451

TOTAL MUTUAL FUNDS (Cost $62,623,758)		63,073,617

Structured Products - 15.44%

Targeted Return Index Securities Index Trust, 7.548%, 05/01/2016 (a)	13,950,000	14,207,768

TOTAL STRUCTURED PRODUCTS (Cost $14,163,748)		14,207,768

U.S. Treasury Bills - 1.09%

U.S. Treasury Bill, 4.67%, 04/12/07 (b) (c)	1,000,000	998,446

TOTAL US TREASURY BILLS (Cost $998,446)		998,446

Money Market Securities - 14.44%

Credit Suisse Institutional Money Market Fund, Inc. - Prime Portfolio, 5.300% (d)	13,280,111	13,280,111

TOTAL MONEY MARKET SECURITIES (Cost $13,280,111)		13,280,111

TOTAL INVESTMENTS (Cost $91,116,806) - 99.60%		$ 91,616,988

Cash & other assets less liabilities - 0.40%		371,732

TOTAL NET ASSETS - 100.00%		$ 91,988,720

(a) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933. See Note 5 in the Notes to the Financial Statements.
(b) Holding is collateral for derivatives transactions.
(c) Yield shown is as of March 31, 2007.
(d) Variable rate security; the money market rate shown represents the rate at March 31, 2007.

*See accompanying notes which are an integral part of these financial statements.

Iron Funds
Statements of Assets and Liabilities
March 31, 2007
(Unaudited)
	Iron Market	Iron Strategic
	Opportunity Fund	Income Fund
Assets
Investment in securities:
At cost	$ 95,373,161	$ 91,116,806
At value	$ 95,292,104	$ 91,616,988

Cash	10,387	-
Cash held at broker (a)	149,473	253,483
Interest receivable	442,458	366,884
Receivable for fund shares sold	-	647,900
Dividends receivable	44,823	218,290
Prepaid expenses	3,569	9,340
Total assets	95,942,814	93,112,885

Liabilities
Payable for fund shares redeemed	2,816,193	1,028,436
Payable to advisor (b)	41,558	71,459
Payable to administrator, transfer agent, and fund accountant	13,243	13,237
Payable to trustees and officers	184	225
Other accrued expenses	30,246	10,808
Total liabilities	2,901,424	1,124,165

Net Assets	$ 93,041,390	$ 91,988,720

Net Assets consist of:
Paid in capital	$ 94,214,570	$ 91,406,942
Accumulated undistributed net investment income (loss)	15,798	(92,363)
Accumulated net realized gain (loss) from investment transactions	(1,107,921)	173,959
Net unrealized appreciation (depreciation) on investments	(81,057)	500,182

Net Assets	$ 93,041,390	$ 91,988,720

Shares outstanding (unlimited number of shares authorized)	9,452,458	9,051,123

Net Asset Value and offering price per share	$ 9.84	$ 10.16

Redemption price per share (Net Asset Value * 99%) (c)	$ 9.74	$ 10.06

(a) Cash used as collateral for derivatives transactions.
(b) See Note 3 in the Notes to the Financial Statements.
(c) The Funds charge a 1.00% redemption fee on shares redeemed within 30 days of purchase.

*See accompanying notes which are an integral part of these financial statements.

Iron Funds
Statements of Operations
For the Six Months Ended March 31, 2007
(Unaudited)
	Iron Market	Iron Strategic
	Opportunity Fund	Income Fund	(a)
Investment Income
Dividend income	$ 309,080	$ 1,256,621
Interest income	2,349,339	748,336
Total Income	2,658,419	2,004,957

Expenses
Investment advisor fee (b)	240,937	304,121
Administration expenses	41,174	28,050
Fund accounting expenses	21,749	16,990
Legal expenses	17,452	4,894
Transfer agent expenses	15,418	14,062
Auditing expenses	9,424	6,940
Custodian expenses	9,573	3,455
Insurance expenses	7,921	-
Pricing expenses	4,786	1,970
Miscellaneous expenses	5,742	2,839
Registration expenses	9,780	3,040
Trustee expenses	2,693	1,763
CCO expenses	2,393	2,275
Reimbursed offering expenses (b)	-	15,000
Printing expenses	1,048	712
Total Expenses	390,090	406,111
Net Investment Income	2,268,329	1,598,846

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	(352,747)	118,006
Futures contracts	(49,143)	1,261
Swap Agreements	-	(136,877)
Capital gain distributions from other investment companies	-	191,570
Change in unrealized appreciation (depreciation) on investment securities	388,228	500,182
Net realized and unrealized gain (loss) on investment securities, futures contracts and swap agreements	(13,662)	674,142
Net increase in net assets resulting from operations	$ 2,254,667	$ 2,272,988

(a) For Period October 11, 2006 (commencement of operations) to March 31, 2007.
(b) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Iron Funds
Statements of Changes In Net Assets

	Iron Market Opportunity Fund

	For the Six	For the Year
	Months Ended	Ended
	March 31, 2007	September 30,
Increase (Decrease) in Net Assets From:	(Unaudited)	2006
Operations:
Net investment income	$ 2,268,329	$ 5,325,683
Net realized gain (loss) on investment securities and futures contracts	(401,890)	(680,060)
Change in unrealized appreciation (depreciation)	388,228	57,115
Net increase in net assets resulting from operations	2,254,667	4,702,738

Distributions:
From net investment income	(2,253,477)	(5,448,718)
From net realized gain	(21,879)	(260,607)
Total distributions	(2,275,356)	(5,709,325)

Capital Share Transactions:
Proceeds from shares sold	25,236,753	59,652,343
Reinvestment of distributions	1,673,927	4,524,890
Amount paid for shares repurchased	(34,678,230)	(158,268,887)

Net (decrease) in net assets resulting from capital share transactions	(7,767,550)	(94,091,654)

Total (Decrease) in Net Assets	(7,788,239)	(95,098,241)

Net Assets:
Beginning of period	100,829,629	195,927,870

End of period	$ 93,041,390	$ 100,829,629

Accumulated undistributed net investment income included in net assets at the end of the period	$ 15,798	$ 946

Capital Share Transactions:
Shares sold	2,558,988	6,021,105
Shares issued in reinvestment of distributions	169,860	458,974
Shares repurchased	(3,513,512)	(15,964,474)

Net (decrease) from capital share transactions	(784,664)	(9,484,395)

*See accompanying notes which are an integral part of these financial statements.

Iron Funds
Statements of Changes In Net Assets - continued
	Iron Strategic
	Income Fund

	For the
	Period Ended
	March 31, 2007
Increase (Decrease) in Net Assets From:	(Unaudited)	(a)
Operations:
Net investment income	$ 1,598,846
Net realized gain (loss) on investment securities, futures contracts and swap agreements	(17,610)
Capital gain distributions from other investment companies	191,570
Change in unrealized appreciation (depreciation)	500,182
Net increase in net assets resulting from operations	2,272,988

Distributions:
From net investment income	(1,691,209)
Total distributions	(1,691,209)

Capital Share Transactions:
Proceeds from shares sold	96,413,068
Reinvestment of distributions	1,614,723
Amount paid for shares repurchased	(6,620,850)
Net increase in net assets resulting from capital share transactions	91,406,941

Total Increase in Net Assets	91,988,720

Net Assets:
Beginning of period	-

End of period	$ 91,988,720

Accumulated undistributed net investment loss included in net assets at the end of the period	$ (92,363)

Capital Share Transactions:
Shares sold	9,542,317
Shares issued in reinvestment of distributions	158,309
Shares repurchased	(649,503)

Net increase from capital share transactions	9,051,123

*See accompanying notes which are an integral part of these financial statements.

Iron Market Opportunity Fund
Financial Highlights
For a share outstanding during the period

	For the Six
	Months Ended		Year ended		Year ended
	March 31, 2007		September 30,		September 30,
	(Unaudited)		2006		2005

Selected Per Share Data
Net asset value, beginning of year	$ 9.85		$ 9.93		$ 9.88

Income from investment operations
Net investment income	0.23		0.41		0.27
Net realized and unrealized gain (loss)	(0.01)		(0.06)		0.04
Total from investment operations	0.22		0.35		0.31

Less Distributions to shareholders:
From net investment income	(0.23)		(0.42)		(0.26)
From net realized gain	-	(c)	(0.01)		-
Total distributions	(0.23)		(0.43)		(0.26)

Net asset value, end of year	$ 9.84		$ 9.85		$ 9.93

Total Return (d)	2.31%	(e)	3.65%		3.18%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 93,041		$ 100,830		$ 195,928
Ratio of expenses to average net assets	0.81%	(f)	0.75%		0.70%
Ratio of expenses to average net assets before waiver	0.81%	(f)	0.95%		1.20%
Ratio of net investment income to average net assets	4.71%	(f)	3.82%		2.83%
Ratio of net investment income to average net assets before waiver	4.71%	(f)	3.62%		2.33%
Portfolio turnover rate	35.35%		34.42%		108.39%

					For the
	Year ended		Year ended		period ended
	September 30,		September 30,		September 30,
	2004		2003		2002	(a)

Selected Per Share Data
Net asset value, beginning of year	$ 9.95		$ 9.75		$ 10.00

Income from investment operations
Net investment income	0.28	(b)	0.28	(b)	0.38	(b)
Net realized and unrealized gain (loss)	0.02		0.20		(0.29)
Total from investment operations	0.30		0.48		0.09

Less Distributions to Shareholders:
From net investment income	(0.28)		(0.28)		(0.34)

From net realized gain	(0.09)	-	-
Total distributions	(0.37)	(0.28)	(0.34)

Net asset value, end of year	$ 9.88	$ 9.95	$ 9.75

Total Return (d)	3.12%	4.95%	0.90%	(e)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 148,069	$ 77,568	$ 26,358
Ratio of expenses to average net assets	0.73%	0.90%	1.45%	(f)
Ratio of expenses to average net assets before waiver	1.22%	1.33%	1.45%	(f)
Ratio of net investment income to average net assets	2.99%	3.10%	3.94%	(f)
Ratio of net investment income to average net assets before waiver	2.49%	2.67%	3.94%	(f)
Portfolio turnover rate	59.05%	92.97%	626.51%

(a) For the period October 11, 2001 (commencement of operations) to September 30, 2002.
(b) Net Investment income per share is based on average shares outstanding during the period.
(c) Distribution amounts to less than $0.005 per share.
(d) Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.
(f) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Iron Funds
Iron Strategic Income Fund
Financial Highlights
For a share outstanding during the period

	For the Period Ended
	March 31, 2007
	(Unaudited)	(a)

Selected Per Share Data
Net asset value, beginning of year	$ 10.00

Income from investment operations
Net investment income	0.25
Net realized and unrealized gain (loss)	0.17
Total from investment operations	0.42

Less Distributions to shareholders:
From net realized gain	(0.26)
Total distributions	(0.26)

Net asset value, end of year	$ 10.16

Total Return (b)	4.17%	(c)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 91,989
Ratio of expenses to average net assets	1.32%	(d)
Ratio of net investment income to average net assets	5.21%	(d)
Portfolio turnover rate	32.27%

(a) For the period October 11, 2006 (commencement of operations) to March 31, 2007.
(b) Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends
(c) Not annualized.
(d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Iron Funds

Notes to the Financial Statements

March 31, 2007

(Unaudited)

NOTE 1. ORGANIZATION

The Iron Market Opportunity Fund (the “Opportunity Fund”) and the Iron Strategic Income Fund (the “Income Fund”) (collectively, the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”) on September 26, 2005 and October 11, 2006, respectively. The Trust acquired all the assets of the Iron Opportunity Fund, a series of AmeriPrime Advisors Trust (the “Predecessor Fund”), in a tax-free reorganization, effective September 26, 2005. The Predecessor Fund commenced operations on October 11, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to the Funds is Iron Financial Management, Inc. (the “Advisor”). The investment objective of the Opportunity Fund is to maximize total return while maintaining low volatility in share price. The investment objective of the Income Fund is to maximize total return.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements.

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Such good faith pricing would also be required if a mutual fund in which a Fund invests fails to calculate its NAV as of the stock exchange close.

Iron Funds

Notes to the Financial Statements

March 31, 2007

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Futures Contracts - The Funds may enter into futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements - The Funds may enter into credit default swap agreements. A credit default swap involves a protection buyer and a protection seller. Each Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer or basket of securities. The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a “net basis.” Consequently, such Fund’s obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative notional values of the positions held by each party to the agreement (“net amount”) and not the notional amount differences themselves. A Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on the Fund’s books and records.

Short Sales - The Funds may engage in short selling activities. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transactions costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Depending on market conditions, the Fund may have difficulty purchasing the security sold short, and could be forced to pay a premium for the security. There can be no assurance that a Fund will be able to close out the short position at any particular time or at an acceptable price. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund’s return. The Advisor does not intend to use leverage with respect to its short positions; as a result, the Funds’ portfolios under normal circumstances will always include sufficient cash equivalents (such as money market instruments, U.S. Treasury Bills, money market funds or repurchase agreements) to cover its obligations to close its short positions.

Federal Income Taxes – The Funds make no provision for federal income tax. The Funds intend to continue to qualify each year as “regulated investment companies” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Distributions to Shareholders - The Funds intend to distribute all of their net investment income, if any, as dividends to shareholders on at least an annual basis. The Funds intend to distribute their net realized long-term capital gains and net realized short-term capital gains, if any, at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Iron Funds

Notes to the Financial Statements

March 31, 2007 – continued

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Accounting for Uncertainty in Income Taxes- In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds is currently evaluating the impact that FASB Interpretation No. 48 will have on the Funds’ financial statements.

Fair Value Measurements – In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 28, 2007, the Funds do not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, (the “Agreement”), the Advisor manages each Fund’s investments subject to approval of the Board. As compensation for its management services, the Funds are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% and 1.00% of the average daily net assets for the Opportunity Fund and Income Fund, respectively. For the six months ended March 31, 2007, the Advisor earned fees of $240,937 from the Opportunity Fund. For the period October 11, 2006 (commencement of operations) through March 31, 2007, the Advisor earned fees of $304,121 from the Income Fund. At March 31, 2007, the Opportunity Fund owed the Advisor $41,558 and the Income Fund owed the Advisor $71,459.

The Advisor has contractually agreed through September 30, 2008 to waive its management fee and/or reimburse certain operating expenses for the Income Fund, but only to the extent necessary to maintain net expenses, excluding 12b-1 fees, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, any indirect expenses (such as expenses incurred by other investment companies in which the Income Fund invests) and extraordinary expenses, do not exceed 1.50% of the Income Fund’s average daily net assets. Any waiver or reimbursement by the Advisor is subject to repayment by the Income Fund in the three fiscal years following the fiscal year in which the expenses occur provided that the Income Fund is able to make such repayment without exceeding the 1.50% expense limitation. For the period October 11, 2006 (commencement of operations) through March 31, 2007, there were no fees waived or expenses reimbursed by the Advisor for the Income Fund.

The Advisor advanced $36,315 to the Income Fund for reimbursable offering expenses prior to the Income Fund’s commencement of operations, of which $15,000 has been reimbursed to the Advisor during the period October 11, 2006 (commencement of operations) through March 31, 2007. Under the Agreement, the Advisor may obtain reimbursement from the Fund at any time for expenses advanced.

Iron Funds

Notes to the Financial Statements

March 31, 2007 – continued

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Funds’ business affairs and provide each Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended March 31, 2007, Unified earned fees of $41,174 for administrative services provided to the Opportunity Fund. For the period October 11, 2006 (commencement of operations) through March 31, 2007, Unified earned fees of $28,050 for administrative services provided to the Income Fund. As of March 31, 2007, the Unified was owed $5,555 and $7,033 by the Opportunity Fund and Income Fund, respectively, for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Fund.

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended March 31, 2007, Unified earned fees of $7,959 for transfer agent services provided to the Opportunity Fund and was reimbursed $7,459 for out-of-pocket expenses. For the period October 11, 2006 (commencement of operations) through March 31, 2007, Unified earned fees of $10,926 for transfer agent services provided to the Income Fund and was reimbursed $3,136 for out-of-pocket expenses. As of March 31, 2007, Unified was owed $5,097 and $2,794 by the Opportunity Fund and Income Fund, respectively, for transfer agent services and reimbursement of out-of-pocket expenses. For the six months ended March 31, 2007, Unified earned fees of $21,749 for fund accounting services provided to the Opportunity Fund. For the period October 11, 2006 (commencement of operations) through March 31, 2007, Unified earned fees of $16,990 for the fund accounting services provided to the Income Fund. As of March 31, 2007, Unified was owed $2,591 and $3,410 by the Opportunity Fund and Income Fund, respectively, for fund accounting services.

The Fund retains Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Funds’ shares. There were no payments made by the Funds to the Distributor for the six months and period ended March 31, 2007. The Distributor and Unified are controlled by Huntington Bancshares, Inc.

NOTE 4. INVESTMENTS

For the period ended March 31, 2007, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Iron Funds

Notes to the Financial Statements

March 31, 2007 – continued

(Unaudited)

NOTE 4. INVESTMENTS – continued

As of March 31, 2007, the net unrealized appreciation (depreciation) of investments for, tax purposes was as follows:

At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $95,373,161 for Opportunity Fund and $91,116,806 for Income Fund.

NOTE 5. RESTRICTED SECURITIES

The Funds have acquired several securities through private placements, the sale of which is restricted under Rule 144A. At March 31, 2007, the aggregate value of such securities amounted to $16,549,288 and $14,207,768 for the Opportunity and Income Fund, respectively. The values amount to 17.79% and 15.44% of the net assets of the Opportunity and the Income Fund, respectively. The securities have been valued using quoted market prices. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Currently, none of these securities are considered to be illiquid.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2006, SEI Private Trust Co., for the benefit of its customers, owned 72.33% and 19.47% of the Opportunity Fund and the Income Fund, respectively and National Investors Sec. Corp., for the benefit of its customers, owned 23.97% and 80.04% of the Opportunity Fund and the Income Fund, respectively.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

Opportunity Fund. For the fiscal year ended September 30, 2006, the Opportunity Fund paid quarterly distributions of net investment income totaling $0.4204 per share. On December 20, 2005, the Fund paid a long term capital gain distribution of $0.0149 per share to shareholders on record as of December 19, 2005.

The tax character of distributions paid during the fiscal years 2006 and 2005 was as follows:

For the six months ended March 31, 2006, the Opportunity Fund paid monthly distributions of net investment income totaling $0.2341 per share or $2,253,477. On December 27, 2006, the Opportunity Fund paid a long-term capital gain distribution of $0.0023 per share or $21,879 to shareholders on record as of December 26, 2006.

Income Fund. For the period ended March 31, 2007, the Income Fund paid monthly distributions of net investment income totaling $0.2559 per share or $1,691,209.

Iron Funds

Notes to the Financial Statements

March 31, 2007 – continued

(Unaudited)

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS – continued

As of September 30, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

As of September 30, 2006, the difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales in the amount of $512 and post-October losses in the amount of $705,211.

Management Agreement Approval

(Unaudited)

The Management Agreement (the “Agreement”) for the Income Fund was considered and approved by the Board, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees”) at an in-person meeting on February 12, 2006.

The Trustees were directed to the Board materials, provided in advance of the meeting, which were compiled to assist them in their decision-making as required by Section 15(c) of the Investment Company Act of 1940, as amended. Legal counsel reviewed these materials with the Trustees, which included, the Advisor’s current financial statements, an investment questionnaire describing its investment strategy for the Income Fund, and Form ADV Part II, which included a description of the Advisor’s business and personnel, information about its policies and practices regarding best execution, trade allocation, soft dollar arrangements, if any, that conform with Section 28(e) of the Securities Exchange Act of 1934 and insider trading policies, and a representation from the Advisor that there are no pending material legal proceedings or securities enforcement proceedings regarding the Advisor or its personnel. The Advisor also represented to the Board that it has in place a compliance program, including a Code of Ethics, reasonably designed to prevent violations of the federal securities laws. The Board noted that the co-portfolio managers of the Income Fund have experience managing a mutual fund as they currently serve as co-portfolio managers of the Opportunity Fund; and one manager has served as co-portfolio manager of the Opportunity Fund since the inception of its predecessor in 2001 and has also served as President and Chief Investment Strategist of the Advisor since he founded the firm in 1993. The Trustees noted that the other manager has served as co-portfolio manager of the Opportunity Fund since September 2003. Legal counsel advised the Board that the proposed management agreement between the Trust and Advisor on behalf of the Income Fund was the standard form of agreement used by the Trust. She noted that, as compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of its average daily net assets. She further noted that the Advsior had agreed to cap certain operating expenses at 1.50% of the Income Fund’s average daily net assets through the end of its second fiscal year. She pointed out that each waiver or reimbursement of an expense is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the waiver or reimbursement occurs, provided that the Fund is able to make the repayment without exceeding the 1.50% expense limitation.

In considering the Management Agreement, the Trustees, primarily considered that: (1) the Advisor has over 12 years’ experience in successfully providing fixed income portfolio management services to clients, with over $1 billion in assets under management, including over $100 million allocated to the high yield bond market; (2) the Income Fund’s co-portfolio managers have prior experience managing a mutual fund, as they currently serve as co-portfolio managers to the Opportunity Fund; (3) the Advisor has achieved consistent, positive returns for the Opportunity Fund since its inception; (4) the Advisor has agreed to cap the Income Fund’s expenses for the first two years of operations, which is a benefit to shareholders; and (5) the Advisor will not engage in soft dollar arrangements pursuant to which it directs the Income Fund’s brokerage to brokers that provide brokerage and research services to the Advisor. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that the proposed Management Agreement and side letter agreement each was in the best interests of the Income Fund and its shareholders.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge, upon request: (1) by calling the Fund at (877) 322-0575; and (2) on the Commission’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Timothy L. Ashburn

OFFICERS

Anthony J. Ghoston, President

J. Michael Landis, Treasurer

Heather A. Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Iron Financial Management, Inc.

Two Northfield Plaza

Suite 250

Northfield, IL 60093

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, Ohio 44145

LEGAL COUNSEL

Thompson Coburn, LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

U.S. Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Semi-Annual Report

March 31, 2007

(Unaudited)

Fund Advisor:

Financial Counselors, Inc.

442 West 47th Street

Kansas City, MO 64112

Toll Free (877) 627-8504

Dear Fellow Shareholders,

Equity Market Review

Equity markets continued their strong advances through the first six months of the new fiscal year with most of the returns coming in the fourth quarter of 2006. The driving factors in the market advances for the six months ending March 31, 2007 have been from above-consensus corporate earnings growth, a strong merger and acquisitions environment, broad based private equity deals and stable interest rates.

The strength in the market was temporarily interrupted in February when former Fed Chairman Alan Greenspan referenced the possibility of a recession and concerns for the sub-prime mortgage market. These also coincided with a large decline in the Chinese equity market. Following this sharp decline, equities quickly resumed their climb by rebounding back to a positive return for the quarter.

Strong fundamentals are providing support to stock prices and, in our opinion, make them look relatively cheap compared to past valuation levels. We believe operating improvements made by many companies have allowed a greater level of profitability than many of these companies have enjoyed in quite some time. This strong fundamental position and accompanying cash flow levels have also fueled a very robust merger and acquisition business which has also provided support to stock prices. At this point, we believe there is nothing to suggest this activity will suddenly dry up and go away. We expect the result should be even more of these deals in the near future which will be an additional positive for stock prices.

We also believe stocks will most likely continue to climb even in the face of sub-prime and housing concerns. Valuation levels are still reasonable, demand for stocks continues to be strong, and the trade-off with bonds is favorable. We believe that this implies that the market can continue to go higher.

Portfolio Comments and Fund Performance

The first quarter of the 2007 fiscal year was a continuation of the difficult environment for our growth style bias as outlined in the Annual Report dated September 30, 2006. The extreme Value outperformance for the quarter again created major headwinds for the Fund. That environment improved greatly in the 2nd quarter of the fiscal year as the spread between growth and value performance narrowed substantially. It remains our belief that growth oriented stocks will outperform value stocks over the next several quarters due to the continuing slowdown in the economic and corporate earnings environment.

For the 6 months ending 3/31/07, the Consumer Discretionary and Energy sectors were positive contributors to the Fund. Among the largest gainers were Coach, Inc., BHP Billiton LTD and Intuitive Surgical. Sector allocations within Materials and Financials also added positive relative return. Health Care, Utilities and Consumer Staples were the sectors with the largest negative contribution.

The utility sector has been a major source of relative underperformance as compared to the S&P 500 Index. For the last two quarters, this sector is up over 16%. We have one stock in the sector, Aqua America that was down almost 2%. Obviously, if we thought this trend was going to continue we would be buying utility stocks. Utility stocks are not what we are attracted to right now because in aggregate they don't have above average earnings potential over the next three - five years. So, while our lack of utility stocks has been relatively painful in the short run, we think our position in the sector will be positive over the longer term. The other major source of underperformance was our investments in Amgen, Johnson & Johnson, Cisco, and Intel. These four stocks depreciated in market value by over 18%.

As of March 31, 2007, the three largest sectors within the FCI Equity Fund were Technology at 18.32%, Financials at 17.04% and Industrials at 14.96%. The remaining balances within the Fund were allocated to other market sectors and money market securities.

Our focus continues to be toward large, high quality companies with consistent earnings growth and multinational in nature. We expect stocks with large exposure to faster-growing foreign economies to outperform. Such stocks tend to be Large Cap and Growth oriented.

Past performance is no guarantee of future results. The views expressed are those of the investment advisor as of March 31, 2007, and are not intended as a forecast or investment recommendations.  The indexes mentioned are not available for investment, however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-877-627-8504.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on October 5, 2005 (commencement of Fund operations) and held through March 31, 2007. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end, please call 1-877-627-8504. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

The results shown for the Fund include reinvested distributions, applicable sales charges, Fund expenses and management fees, and are shown before taxes on Fund distributions and sales of Fund shares. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. The market indexes are unmanaged, do not reflect sales charges, commissions or expenses, or the effects of taxes. You cannot invest directly into an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index

Dear Fellow Shareholders,

Bond Market Review

The U.S. bond market generated positive returns for the 12 months ended March 31, 2007. The Lehman Intermediate Government / Credit Index increased 6.14% over this timeframe. The vast majority of the return over the last year was a result of the coupon income earned on index securities. Interest rates on intermediate term Treasury securities declined approximately 0.25% over the year ending 03/31/07.

The fixed income market has been faced with many of the same geo-political and domestic economic concerns that have tended to keep interest rates lower than historical norms. Worries about stability in the Middle East and how that might influence energy prices has been a consistent issue for investors to ponder. A U.S. housing recession has been underway for well over a year and some inflation data has shown more price pressures than many economists estimated.

Bond market investors expected the Federal Reserve to begin an easing campaign soon after the last rate hike in June 2006. The economy has weakened over the last 6 months, but the 5 year Treasury yield is about the same rate today as it was on September 30, 2006. Intermediate term Treasury yields are close to 4.55% while the Federal Funds rate has been held at 5.25% for almost nine months. Government bond yields reflect an expectation that short term rates will be lowered 0.75% by the Fed in the near future. Interestingly, the Fed has not signaled a desire to move from its current policy stance.

The yield curve continues to be very flat with 10 year Treasuries yielding about .06% more than 2 year Treasuries. This relationship has averaged close to 1.00% over the last 5, 10, and 20 years. History suggests that the yield curve is predicting slow economic growth and stable inflation over the next year or so. One other factor helping to anchor U.S. government bond rates are massive and growing foreign bank reserves. Proceeds from goods and services exported to the United States are frequently re-invested into U.S. fixed income securities putting upward pressure on prices and reciprocal downward pressure on market interest rates.

Non-Treasury sectors of the bond market enjoyed good relative returns as agency, corporate and high-quality mortgage securities spreads narrowed to Treasury benchmark maturities in most instances. Large amounts of excess global savings dollars continue to find their way into all sectors of the bond market benefiting both Treasury and non-Treasury securities.

Portfolio Overview

The objective of the FCI Bond Fund is to provide total return. The Advisor seeks to accomplish this objective by adding value relative to a benchmark through the use of duration management, sector allocation and individual security selection initiatives. During the last six months of 2006 the portfolio’s duration was lower than that of its benchmark and underperformed the index as market rates moved lower. Tactical sector allocation positioning included an underweight exposure to Treasury and Agency bonds and an overweight exposure to Corporate and Mortgage bonds. Some individual corporate bonds and AAA rated mortgage bonds underperformed the index during the first quarter of 2007. There were no individual securities that had a materially positive or negative impact on portfolio returns.

Fund Performance

For the period from 3/31/06 through 3/31/07, the Bond Fund’s performance was 5.35% compared to the Lehman Intermediate Government / Credit Index’s performance of 6.14% for the same period.

Past performance is no guarantee of future results. The views expressed are those of the investment advisor as of March 31, 2007, and are not intended as a forecast or investment recommendations.  The indexes mentioned are not available for investment, however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-877-627-8504.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Lehman Intermediate Government/Credit Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on October 4, 2005 (commencement of Fund operations) and held through March 31, 2007. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end, please call 1-877-627-8504. Investing in the Fund involves certain risks that are discussed in the Fund’ s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

The results shown for the Fund include reinvested distributions, applicable sales charges, Fund expenses and management fees, and are shown before taxes on Fund distributions and sales of Fund shares. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. The market indexes are unmanaged, do not reflect sales charges, commissions or expenses, or the effects of taxes. You cannot invest directly into an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

FUND HOLDINGS - (Unaudited)

1As a percent of net assets.

The FCI Equity Fund invests primarily in a diversified portfolio of equity securities that the Advisor believes have a potential for capital appreciation. The Fund invests in companies that the Advisor determines to be the most attractive within their respective industries and whose earnings the Advisor expects to grow at an above average rate relative to the market.

1As a percent of net assets.

The FCI Bond Fund invests primarily in a diversified portfolio of intermediate-term, investment grade fixed income securities. The Fund may, on occasion, purchase long-term bonds. The Advisor seeks to add value for Fund investors and to maximize the risk-adjusted returns versus the unmanaged Lehman Brothers Intermediate Government/Credit Index® by managing the duration of the Fund’s portfolio, and through sector allocation and issue selection.

Availability of Portfolio Schedule – (Unaudited)

These Funds each file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning and held for the six month period, October 1, 2006 to March 31, 2007.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not either of the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

FCI Equity Fund	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 – March 31, 2007
Actual	$1,000.00	$1,043.88	$5.09
Hypothetical **	$1,000.00	$1,019.95	$5.03

*Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

FCI Bond Fund	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 – March 31, 2007
Actual	$1,000.00	$1,023.05	$4.03
Hypothetical**	$1,000.00	$1,020.95	$4.02

* Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

FCI Funds
FCI Equity Fund
Schedule of Investments
March 31, 2007
(Unaudited)

Common Stocks - 86.33%	Shares	Value

Air Courier Services - 1.35%
FedEx Corp.	1,200	$ 128,916

Aircraft Engines & Engine Parts - 2.16%
United Technologies Corp.	3,170	206,050

Beverages - 2.87%
PepsiCo, Inc.	4,305	273,626

Biological Products, (No Diagnostic Substances) - 1.27%
Amgen, Inc. (a)	2,165	120,980

Commercial Banks - 2.66%
Barclays plc. (b)	4,450	253,383

Computer Communications Equipment - 1.70%
Cisco Systems, Inc. (a)	6,340	161,860

Crude Petroleum & Natural Gas - 1.26%
Apache Corp.	1,700	120,190

Electronic Computers - 1.56%
Apple, Inc. (a)	1,600	148,656

Electronic & Other Electrical Equipment - 3.71%
General Electric Co.	10,000	353,600

Finance Services - 3.44%
American Express Co.	2,355	132,822
JP Morgan Chase & Co.	4,015	194,246
		327,068

Fire, Marine & Casualty Insurance - 1.91%
American International Group, Inc.	2,705	181,830

Hospital & Medical Service Plans - 1.67%
Unitedhealth Group, Inc.	3,000	158,910

General Industrial Machinery & Equipment - 1.44%
Ingersoll-Rand Co. Ltd. - Class A	3,170	137,483

Industrial Inorganic Chemicals - 1.42%
Praxair, Inc.	2,145	135,049

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
March 31, 2007
(Unaudited)

Common Stocks - 86.33% - continued	Shares	Value

Industrial Instruments for Measurement - 1.63%
Danaher Corp.	2,165	$ 154,689

Leather & Leather Products - 1.99%
Coach, Inc. (a)	3,785	189,439

Measuring & Controlling Devices - 1.47%
Thermo Fisher Scientific, Inc. (a)	3,000	140,250

Metal Mining - 1.98%
BHP Billiton Ltd. (b)	3,900	188,955

National Commercial Banks - 2.85%
Bank of America Corp.	3,250	165,815
Citigroup, Inc.	2,060	105,760
		271,575

Oil & Gas Field Services - 1.31%
Schlumberger Ltd.	1,800	124,380

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.40%
Intuitive Surgical, Inc. (a)	1,100	133,727

Petroleum Refining - 4.24%
ConocoPhillips	2,750	187,962
Exxon Mobil Corp.	2,865	216,164
		404,126

Perfumes, Cosmetics & Other Toilet Preparations - 1.85%
Colgate-Palmolive Co.	2,640	176,326

Pharmaceutical Preparations - 5.85%
Allergan, Inc.	1,000	110,820
Johnson & Johnson	4,050	244,053
Novartis AG (b)	3,700	202,131
		557,004

Plastic Materials, Synthetic Resin/Rubber, Cellulos (No Glass) - 1.65%
E.I. DuPont de Nemours & Co.	3,170	156,693

Radio, TV Broadcasting & Communications Equipment - 1.98%
QUALCOMM, Inc.	4,410	188,131

Railroads, Line-Haul Operating - 1.44%
Burlington Northern Santa Fe Corp.	1,700	136,731

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
March 31, 2007
(Unaudited)

Common Stocks - 86.33% - continued	Shares	Value

Retail - Eating Places - 3.18%
Starbucks Corp. (a)	4,200	$ 131,712
Yum! Brands, Inc.	2,960	170,970
		302,682

Retail - Lumber & Other Building Materials Dealers - 1.85%
Lowe's Companies, Inc.	5,600	176,344

Retail - Radio, TV & Consumer Electronics Stores - 1.46%
Best Buy Co., Inc.	2,855	139,096

Retail - Variety Stores - 1.88%
Target Corp.	3,020	178,965

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.41%
Garmin Ltd.	2,485	134,563

Security Brokers, Dealers & Floatation Companies - 1.30%
Goldman Sachs Group, Inc.	600	123,978

Semiconductors & Related Devices - 3.95%
Intel Corp.	6,000	114,780
NVIDIA Corp. (a)	3,500	100,730
Texas Instruments, Inc.	5,325	160,283
		375,793

Services - Computer Programming, Data Processing, Etc. - 1.20%
Google, Inc. - Class A (a)	250	114,540

Services - Prepackaged Software - 5.16%
Adobe Systems, Inc. (a)	2,640	110,088
Citrix Systems, Inc. (a)	4,755	152,303
Microsoft Corp.	8,200	228,534
		490,925

Ship & Boat Building & Repairing - 1.20%
General Dynamics Corp.	1,500	114,600

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.66%
Procter & Gamble Co.	4,015	253,587

State Commercial Bank - 1.41%
Northern Trust Corp.	2,230	134,112

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
March 31, 2007
(Unaudited)

Common Stocks - 86.33% - continued	Shares	Value

Surgical & Medical Instruments & Apparatus - 1.61%
3M Co.	2,000	$ 152,860

TOTAL COMMON STOCKS (Cost $7,860,008)		8,221,672

Exchange Traded Funds - 10.87%
Energy Select Sector SPDR Fund	4,000	241,120
Financial Select Sector SPDR Fund	8,000	284,400
iShares Dow Jones US Technology Sector Index Fund	4,000	215,800
Vanguard Telecommunication Services ETF	3,825	293,492

TOTAL EXCHANGE TRADED FUNDS (Cost $987,919)		1,034,812

Money Market Securities - 2.65%
Huntington Trust Money Market, 4.45% (c)	252,770	252,770

TOTAL MONEY MARKET SECURITIES (Cost $252,770)		252,770

TOTAL INVESTMENTS (Cost $9,100,697) - 99.85%		$ 9,509,254

Other assets less liabilities - 0.15%		14,574

TOTAL NET ASSETS - 100.00%		$ 9,523,828

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security; the money market rate shown represents the rate at March 31, 2007.

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments
March 31, 2007
(Unaudited)	Principal
	Amount	Value
Corporate Bonds - 41.31%
Alcoa, Inc., 4.250%, 08/15/2007	$ 250,000	$ 248,986
Allstate Life Global Funding, 4.250%, 02/26/2010	250,000	244,696
American General Finance Corp, 4.000%, 03/15/2011	210,000	201,131
Bank of America Corp., 7.400%, 01/15/2011	325,000	350,471
BellSouth Corp., 4.200%, 09/15/2009	250,000	244,940
Cisco Systems, Inc., 5.250%, 02/22/2011	300,000	301,728
CIT Group, Inc., 5.000%, 02/13/2014	250,000	243,280
Citigroup, Inc., 6.200%, 03/15/2009	300,000	306,373
Compass Bank, 5.900%, 04/01/2026	200,000	199,340
Countrywide Home Loans, Inc., 3.250%, 05/21/2008	210,000	205,282
E.I. DuPont de Nemours & Co., 4.125%, 04/30/2010	250,000	244,225
GE Capital Corp., 6.875%, 11/15/2010	300,000	317,564
HSBC Finance Corp., 4.625%, 01/15/2008	210,000	208,986
Huntington National Bank, 5.375%, 02/28/2019	250,000	241,635
International Business Machines Corp., 5.375%, 02/01/2009	300,000	301,893
JP Morgan Chase & Co., 6.000%, 01/15/2009	250,000	253,475
Merrill Lynch Co., 5.300%, 09/30/2015	250,000	246,726
Morgan Stanley, 5.050%, 01/21/2011	350,000	348,683
Oracle Corp., 5.000%, 01/15/2011	300,000	299,151
SBC Communications, 4.125%, 09/15/2009	210,000	205,392
Verizon Communications, 4.900%, 09/15/2015	110,000	105,623
Vodafone Group plc, 7.750%, 02/15/2010	200,000	213,614

TOTAL CORPORATE BONDS (Cost $5,520,694)		5,533,194

U.S. Government Agency Obligations - 21.53%
Federal National Mortgage Association, 5.450%, 12/19/2011 (a)	300,000	299,725
Federal National Mortgage Association, 6.625%, 11/15/2010	675,000	715,603
Federal Home Loan Bank, 5.000%, 09/18/2009	250,000	251,158
Federal Home Loan Mortgage Co., 5.125%, 07/15/2012	485,000	492,093
Federal Home Loan Mortgage Co., 6.625%, 09/15/2009	1,080,000	1,124,374

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,873,404)		2,882,953

Mortgage Backed Securities - 17.97%
Federal National Mortgage Association, Pool # 745133, 5.500%, 11/01/2035	528,436	523,613
Federal National Mortgage Association, Pool # 845549, 5.500%, 01/01/2036	447,844	444,054
Federal National Mortgage Association, Pool # 878104, 5.500%, 04/01/2036	431,102	426,741
Federal National Mortgage Association, Pool # 832648, 5.000%, 09/01/2035	534,782	517,369
Federal Home Loan Mortgage Co., Pool # A57160, 5.500%, 02/01/2037	499,434	494,369

TOTAL MORTGAGE BACKED SECURITIES (Cost $2,385,430)		2,406,146

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
March 31, 2007
(Unaudited)	Principal
	Amount	Value

U.S. Treasury Notes - 17.44%
U.S. Treasury Note, 6.250%, 08/15/2023	$ 395,000	$ 453,602
U.S. Treasury Note, 3.875%, 09/15/2010	715,000	700,449
U.S. Treasury Note, 4.000%, 08/31/2007	160,000	159,388
U.S. Treasury Note, 4.875%, 08/15/2016	270,000	274,366
U.S. Treasury Note, 6.000%, 08/15/2009	725,000	747,855

TOTAL U.S. TREASURY NOTES (Cost $2,334,644)		2,335,660

Money Market Securities - 0.89%	Shares
Huntington Trust Money Market, 4.450% (b)	119,697	119,697

TOTAL MONEY MARKET SECURITIES (Cost $119,697)		119,697

TOTAL INVESTMENTS (Cost $13,233,869) - 99.14%		$ 13,277,650

Other assets less liabilities - 0.86%		115,217

TOTAL NET ASSETS - 100.00%		$ 13,392,867

(a) Variable rate securities; the coupon rate shown represents the rate at March 31, 2007.
(b) Variable rate securities; the money market rate shown represents the rate at March 31, 2007.

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
Statements of Assets and Liabilities
March 31, 2007
(Unaudited)

	FCI Equity Fund	FCI Bond Fund
Assets
Investment in securities:
At cost	$ 9,100,697	$ 13,233,869
At value	$ 9,509,254	$ 13,277,650

Dividends receivable	14,530	-
Interest receivable	939	103,932
Prepaid expenses	2,936	6,571
Receivable for fund shares sold	910	15,500
Receivable due from Advisor (a)	1,873	1,045
Total assets	9,530,442	13,404,698

Liabilities
Payable for fund shares purchased	555	2,101
Payable to administrator, transfer agent, and fund accountant	4,697	5,572
Payable to trustees and officers	225	223
Payable to custodian	-	568
Other accrued expenses	1,137	3,367
Total liabilities	6,614	11,831

Net Assets	$ 9,523,828	$ 13,392,867

Net Assets consist of:
Paid in capital	$ 9,077,693	$ 13,371,323
Accumulated undistributed net investment income	19,408	24,635
Accumulated net realized gain (loss) from investment transactions	18,170	(46,872)
Net unrealized appreciation on investments	408,557	43,781

Net Assets	$ 9,523,828	$ 13,392,867

Shares outstanding (unlimited number of shares authorized)	862,479	1,337,966

Net Asset Value and offering price per share	$ 11.04	$ 10.01

Redemption price per share (b) (Net Asset Value * 99%)	$ 10.93	$ 9.91

(a) See note 3 in the Notes to the Financial Statements.
(b) The Funds charge a 1% redemption fee on shares redeemed within 60 calendar days of purchase. Shares are redeemed at the net asset value if held longer than 60 calendar days.

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
Statements of Operations
For the six months ended March 31, 2007
(Unaudited)

	FCI Equity Fund	FCI Bond Fund
Investment Income
Dividend income	$ 86,169	$ -
Interest income	9,769	305,129
Total Income	95,938	305,129

Expenses
Investment advisor fee (a)	25,216	24,206
Administration expenses	15,334	15,333
Fund accounting expenses	9,972	9,972
Transfer agent expenses	6,483	7,307
Registration expenses	4,611	978
Audit expenses	4,312	4,594
Legal expenses	3,990	3,219
Custodian expenses	2,992	2,692
Trustee expenses	2,393	2,393
Pricing expenses	2,393	2,692
CCO expense	2,393	2,393
Miscellaneous expenses	399	399
Report printing expense	49	49
Total Expenses	80,537	76,227
Reimbursed expenses and waived fees (a)	(38,511)	(27,844)
Net operating expenses	42,026	48,383
Net investment income	53,912	256,746

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	109,932	(4,672)
Change in unrealized appreciation (depreciation) on investment securities	150,472	34,012
Net realized and unrealized gain (loss) on investment securities	260,404	29,340
Net increase in net assets resulting from operations	$ 314,316	$ 286,086

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
Statements of Changes In Net Assets	FCI Equity Fund

	Six months
	ended	Period
	March	ended
	31, 2007	September
	(Unaudited)	30, 2006 (a)
Operations
Net investment income	$ 53,912	$ 28,671
Net realized gain (loss) on investment securities	109,932	(91,762)
Change in unrealized appreciation (depreciation) on investment securities	150,472	258,085
Net increase in net assets resulting from operations	314,316	194,994

Distributions
From net investment income	(59,987)	(3,188)
Total distributions	(59,987)	(3,188)

Capital Share Transactions
Proceeds from shares sold	2,951,998	6,856,801
Reinvestment of distributions	19,391	172
Amount paid for shares repurchased	(432,113)	(318,556)
Net increase in net assets resulting
from share transactions	2,539,276	6,538,417

Total Increase in Net Assets	2,793,605	6,730,223

Net Assets
Beginning of period	6,730,223	-

End of period	$ 9,523,828	$ 6,730,223

Accumulated undistributed net investment income
included in net assets at end of period	$ 19,408	$ 25,483

Capital Share Transactions
Shares sold	267,899	662,559
Shares issued in reinvestment of distributions	1,753	17
Shares repurchased	(39,185)	(30,564)

Net increase from capital share transactions	230,467	632,012

(a) For the period October 5, 2005 (Commencement of Operations) to September 30, 2006.

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
Statements of Changes In Net Assets
	FCI Bond Fund

	Six months	Period
	ended March	ended
	31, 2007	September
	(Unaudited)	30, 2006 (a)
Operations
Net investment income	$ 256,746	$ 271,265
Net realized loss on investment securities	(4,672)	(42,200)
Change in unrealized appreciation (depreciation)
on investment securities	34,012	9,769
Net increase in net assets resulting from operations	286,086	238,834

Distributions
From net investment income	(249,842)	(253,535)
Total distributions	(249,842)	(253,535)

Capital Share Transactions
Proceeds from shares sold	4,680,079	11,473,689
Reinvestment of distributions	31,605	28,889
Amount paid for shares repurchased	(977,105)	(1,865,833)
Net increase in net assets resulting
from share transactions	3,734,579	9,636,745

Total Increase in Net Assets	3,770,823	9,622,044

Net Assets
Beginning of period	9,622,044	-

End of period	$ 13,392,867	$ 9,622,044

Accumulated undistributed net investment income
included in net assets at end of period	$ 24,635	$ 17,730

Capital Share Transactions
Shares sold	467,657	1,149,671
Shares issued in reinvestment of distributions	3,160	2,928
Shares repurchased	(97,447)	(188,003)

Net increase from capital share transactions	373,370	964,596

(a) For the period October 4, 2005 (Commencement of Operations) to September 30, 2006.

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
Financial Highlights
(For a share outstanding throughout the period)

	FCI Equity Fund
	Six months	Period
	ended	ended
	March 31, 2007	September 30, 2006 (a)
	(Unaudited)

Selected Per Share Data:
Net asset value, beginning of period	$ 10.65	$ 10.00
Income (loss) from investment operations:
Net investment income	0.06	0.07
Net realized and unrealized gains (losses)	0.41	0.61
Total income from investment operations	0.47	0.68

Less distributions:
From net investment income	(0.08)	(0.03)
Total distributions	(0.08)	(0.03)

Net asset value, end of period	$ 11.04	$ 10.65

Total Return (b)(c)	4.39%	6.76%

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 9,524	$ 6,730

Ratio of expenses to average net assets (d)	1.00%	1.00%
Ratio of expenses to average net assets before reimbursement (d)	1.91%	4.07%
Ratio of net investment income to average net assets (d)	1.28%	0.78%
Ratio of net investment income to average net assets before reimbursement (d)	0.37%	(2.30)%
Portfolio turnover rate	46.36%	142.15%

(a) For the period October 5, 2005 (Commencement of Operations) to September 30, 2006.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
Financial Highlights
(For a share outstanding throughout the period)

	FCI Bond Fund
	Six months
	ended	Period
	March 31, 2007	ended September
	(Unaudited)	30, 2006 (a)

Selected Per Share Data:
Net asset value, beginning of period	$ 9.98	$ 10.00
Income (loss) from investment operations:
Net investment income	0.20	0.34
Net realized and unrealized gains (losses)	0.03	(0.04)
Total income from investment operations	0.23	0.30

Less distributions:
From net investment income	(0.20)	(0.32)
Total distributions	(0.20)	(0.32)

Net asset value, end of period	$ 10.01	$ 9.98

Total Return (b)(c)	2.31%	3.03%

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 13,393	$ 9,622

Ratio of expenses to average net assets (d)	0.80%	0.80%
Ratio of expenses to average net assets before reimbursement (d)	1.26%	2.23%
Ratio of net investment income to average net assets (d)	4.24%	4.05%
Ratio of net investment income to average net assets before reimbursement (d)	3.78%	2.62%
Portfolio turnover rate	21.23%	49.40%

(a) For the period October 4, 2005 (Commencement of Operations) to September 30, 2006.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

FCI Funds

Notes to the Financial Statements

March 31, 2007

(Unaudited)

NOTE 1. ORGANIZATION

The FCI Equity Fund (“Equity Fund”) and the FCI Bond Fund (“Bond Fund”) (collectively, the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”) on June 13, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (“the Trustees”) to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Trustees. The Equity Fund commenced operations on October 5, 2005 and the Bond Fund commenced operations on October 4, 2005. The investment advisor to the Funds is Financial Counselors, Inc. (the “Advisor”). The Equity Fund seeks to provide long-term capital appreciation. The Bond Fund seeks to provide total return.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation - Equity securities are generally valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Trustees.

Fixed income securities are generally valued using market quotations, but may be valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the advisor is aware of any other data that calls into question the reliability of market quotations.

Federal Income Taxes – The Funds make no provisions for federal income tax. The Funds’ policy is to qualify each year as “regulated investment companies” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of their taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the

FCI Funds

Notes to the Financial Statements - continued

March 31, 2007

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - Each Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis for the Equity Fund and a quarterly basis for the Bond Fund. Each Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual
Funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Fair Value Measurements – In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

Accounting for Uncertainty in Income Taxes- In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds is currently evaluating the impact that FASB Interpretation No. 48 will have on the Funds’ financial statements.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, (the “Agreement”), the Advisor manages the Funds’ investments subject to approval of the Board. As compensation for its management services, the Funds are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.60% of the Equity Fund’s average daily net assets and 0.40% of the Bond Fund’s average daily net assets. For the six months ended March 31, 2007, the Advisor earned a fee of $25,216 from the Equity Fund and $24,206 from Bond Fund before waiving a portion of those fees, as described below.

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as fees and expenses of other investment companies acquired by the Funds) do not exceed 1.00% of the Equity Fund’s average daily net assets and 0.80% of the Bond Fund’s average daily net assets through September 30, 2007. For the six months ended March 31, 2007, the Advisor waived fees and reimbursed expenses of $38,511 for the Equity Fund. For the six months ended

FCI Funds

Notes to the Financial Statements - continued

March 31, 2007

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

March 31, 2007, the Advisor waived fees and reimbursed expenses of $27,844 for the Bond Fund. Each waiver or reimbursement by the Advisor with respect to a Fund is subject to repayment by that Fund within the three fiscal years following the fiscal year in which that particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding its expense limitation described above. As of March 31, 2007, the Advisor owed $1,873 and $1,045 to the Equity Fund and the Bond Fund, respectively.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, at September 30, 2006, were as follows:

$38,511 and $27,844 for the Equity Fund and the Bond Fund, respectively, is also available for repayment by the Funds to the Advisor no later than September 30, 2010.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended March 31, 2007, Unified earned fees of $15,334 for administrative services provided to the Equity Fund and $15,333 to the Bond Fund. As of March 31, 2007, the Equity Fund owed Unified $2,834 and the Bond Fund owed Unified $2,834 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Huntington National Bank, the custodian of the Funds’ investments (the “Custodian”), and the principal distributor of the Funds. For the six months ended March 31, 2007, Huntington National Bank earned fees of $2,992 from the Equity Fund and $2,692 from the Bond Fund for custody services provided to the Funds. At March 31, 2007, the Equity Fund owed $0 and the Bond Fund owed $568 to the Custodian.

The Trust retains Unified to act as each Fund’s transfer agent and to provide fund accounting services. For the six months ended March 31, 2007, Unified earned fees of $4,987 from the Equity Fund and $4,987 from the Bond Fund for transfer agent services and $1,496 for the Equity and $2,320 from the Bond Fund in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. As of March 31, 2007, the Equity Fund owed Unified $225 and the Bond Fund owed Unified $1,100 for transfer agent services and reimbursement of out-of-pocket expenses. For the six months ended March 31, 2007, Unified earned fees of $9,972 from the Equity Fund and $9,972 from the Bond Fund for fund accounting services. At March 31, 2007, the Equity Fund owed $1,638 and the Bond Fund owed $1,638 to the Unified.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made by the Funds to the Distributor during the six months ended March 31, 2007. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

NOTE 4. INVESTMENTS

For the six months ended March 31, 2007, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

FCI Funds

!-- EEDocs PBStart-->

Notes to the Financial Statements - continued

March 31, 2007

(Unaudited)

NOTE 4. INVESTMENTS - continued

As of March 31, 2007, the net unrealized appreciation of investments for tax purposes was as follows:

At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $9,100,697 for the Equity Fund and $13,233,869 for the Bond Fund.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2007, Midwest Trust Company, an affiliate of the Advisor, for the benefit of its customers, owned 100% of the Equity Fund and the Bond Fund. As a result, Midwest Trust Company may be deemed to control each Fund.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

Equity Fund: On December 28, 2005 the Equity Fund paid an income distribution of $0.025135 per share to shareholders of record on December 27, 2005.

The tax characterization of distributions for the fiscal period ended September 30, 2006 was as follows:

On December 27, 2006, the Equity Fund paid an income distribution of $0.0775 per share or $59,987 to shareholders of record on December 26, 2006.

FCI Funds

Notes to the Financial Statements – continued

March 31, 2006

(Unaudited)

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS – continued

Bond Fund. For the period October 4, 2005 (commencement of operations) through September 30, 2006, the Bond Fund paid quarterly distributions totaling $0.316786 per share to shareholders.

The tax characterization of distributions for the fiscal period ended September 30, 2006 was as follows:

For the six months ended March 31, 2007, the Bond Fund paid quarterly income distributions totaling $0.1988 per share or $249,842 to shareholders.

As of September 30, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

As of September 30, 2006, the difference between book and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and post-October losses. The Equity Fund elected to defer post-October losses of $91,762. The Bond Fund elected to defer post-October losses of $41,457.

Management Agreement Renewal

(Unaudited)

Renewal of the management agreement between the Advisor and the Trust (the “Agreement”), on behalf of the Fund, was approved by the Board, including each Trustee who is not an interested person of the Trust or an interested party to the Agreement (the “Independent Trustees”), at a meeting held on February 11, 2007. The Trustees were directed to the Board materials, provided in advance of the meeting, which were compiled to assist them in their decision-making as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”). Legal counsel reviewed these materials with the Trustees, which included, among other information, confidential performance and expense analyses prepared by Unified with respect to the Funds. He noted that these reports compared each Fund’s performance, investment advisory fee and total fund expenses to those of other mutual funds with similar investment objectives, management styles and assets under management (the “peer group”) as selected by Unified, as well as performance comparisons with funds in the same Morningstar category. The Trustees expressed that they had some concern with the performance of the Funds, but noted that since the Funds are relatively new they would continue to monitor each Fund’s performance.

The Trustees contacted the President and Chief Executive Officer, the Vice President and Chief Compliance Officer, and the Senior Vice President and Bond Fund Portfolio Manager, and the Senior Vice President and Equity Fund Portfolio Manager, of the Advisor, via teleconference. The Board questioned them on the causes for the Funds’ poor performance, and whether they believe that the Funds will achieve better returns and increased assets within a reasonable time frame. The Equity Fund Portfolio Manager stated that the shortfall had been with the Equity Fund. He noted that the biggest disparity was between value and growth, but that they had always been able to keep up with extreme levels in the market in 2006. The Equity Fund Portfolio Manager added that ramping up the portfolio in the Fund may have also affected the performance because it experienced a cash drag in the middle of the year. The Trustees then questioned the Advisor’s financial wherewithal, noting the small size of the Funds and the fact that the Advisor is still in reimbursement mode. The President indicated that his firm can provide an abbreviated statement to the Board, that they did not want anyone to infer that the statement had been audited. He noted that they are a subsidiary of their holding company Midwest Trust, which recently experienced a significant amount of asset growth. He advised the Trustees that he would provide the requested financial information to the Trust’s Chief Compliance Officer. The Board then asked the President to address a comment on the Advisor’s response letter regarding considerations of closing the Funds. The Vice President noted that the comment was added as something that always remains a possibility for any fund, but not one that they are currently considering.

The Board then reviewed the Annual Soft Dollar report, and noted that soft dollar relationships were not listed on the Advisor’s response letter. The Vice President explained that they do not have arrangements with brokers who are executing trades for the Funds, but that they do receive Wall Street research for the Funds. She noted that historically, this information had not been a disclosure requirement, but that recently she has seen this information under new disclosure requirements. The Trustees then inquired about the Advisor’s prospect for growing assets. The President noted that this has been a concern because it is an out-of-pocket expense instead of an income source. He noted that they have chosen to be continually conservative in the use of the Funds, using their own clients and affiliated trust company clients. He advised the Trustees that their year-end project was to identify and contact accounts under a certain dollar amount, and that over time this process will push them over reimbursement status. The Trustees then advised the Advisor that in light of the Huntington acquisition, the board is 100% independent, and further noted the benefits of the acquisition. After further discussion, the Trustees thanked the Advisor’s staff for their participation and the call ended.

In considering the Management Agreement on behalf of the Bond and Equity Fund, the Trustees primarily considered that: 1) the Advisor has been successfully providing investment advice to private clients since 1999; (2) both the Bond and Equity Fund’s overall fees and expenses are below the average total expense ratios of their peer groups, (3) the Advisor engages in soft dollar arrangements pursuant to which the Funds’ brokerage transactions are directed to a broker-dealer in exchange for research services that benefit the Advisor in providing portfolio management services to the Funds; (4) the Advisor has agreed to continue capping certain operating expenses of the Funds for an additional year. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Management Agreement is in the best interests of the Bond Fund and Equity Fund and their shareholders.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request (1) by calling the Fund at (800) 330-1438 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Stephen A. Little

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Timothy Ashburn

OFFICERS

Anthony J. Ghoston, President

J. Michael Landis, Treasurer

Lynn E. Wood, Chief Compliance Officer

Heather Bonds, Secretary

INVESTMENT ADVISOR

Tributary Capital Management, LLC

215 W. Oak Street, Suite 201

Fort Collins, CO 80521

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, Indiana 46204

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, Ohio 44145

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, Missouri 63101

CUSTODIAN

Huntington National Bank

41 South High St.

Columbus, Ohio 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, Indiana 46204

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus, which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Item 2. Code of Ethics.	NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of April 2, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By

*______/s/ Anthony Ghoston______________
Anthony Ghoston, President

Date	06/11/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*___ _/s/ Anthony Ghoston_________

Anthony Ghoston, President

Date	06/11/2007_______________

By

*	/s/ J. Michael Landis

J. Michael Landis, Treasurer

Date	06/11/2007_____